Cover Page Document	Feb. 24, 2022
Cover [Abstract]
Document Type	8-K
Entity Central Index Key	0000878526
Title of 12(b) Security	Common Stock, $0.001 par value per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity File Number	000-33001
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0154833
Trading Symbol	NTUS
Security Exchange Name	NASDAQ
Amendment Flag	false
Document Period End Date	Feb. 24, 2022
Entity Registrant Name	Natus Medical Inc
Entity Address, Address Line One	3150 Pleasant View Road
Entity Address, City or Town	Middleton
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53562
City Area Code	608
Local Phone Number	829-8500
Entity Emerging Growth Company	false